PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Cost
Balance, January 1, 2023	$29,019	$181,052	$33,310	$279,025	$522,406
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(268,743)	(268,743)
Translation differences	(1,519)	(9,419)	(1,735)	(10,986)	(23,659)
Balance, December 31, 2023	34,164	171,633	32,614	-	238,411
Additions	-	-	-	-	-
Disposals	-	-	-	-	-
Translation differences	(50)	(276)	(52)	-	(378)
Balance, September 30, 2024	$34,114	$171,357	$32,562	$-	$238,033

Accumulated depreciation
Balance as of January 1, 2023	$27,588	$169,535	$30,168	-	$227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	28,321	170,073	30,492	-	228,886
Depreciation	2,407	1,570	437	-	4,414
Translation differences	(52)	(286)	(53)	-	(391)
Balance, September 30, 2024	$30,676	$171,357	$30,876	-	$232,909

Net book value
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525
At September 30, 2024	$3,438	$-	$1,686	$-	$5,124

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 6) – Software (See Note 3)

Property and equipment consisted of the following:

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Costs
Balance, January 1, 2022	$31,944	$192,482	$35,414	$167,955	$427,795
Additions	460	-	-	122,712	123,172
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(11,642)	(27,061)
Balance, December 31, 2022	29,019	181,052	33,310	279,025	522,406
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(268,743)	(268,743)
Translation differences	(1,519)	(9,419)	(1,735)	(10,986)	(23,659)
Balance, December 31, 2023	$34,164	$171,633	$32,614	$-	$238,411

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	$-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	$28,321	$170,073	$30,492	$-	$228,886
Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$279,025	$295,115
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 7) – Software (See Note 4)